39884  1/98

                        PUTNAM EQUITY INCOME FUND (the
"fund")

        Prospectus Supplement Dated January 15, 1998
  to Prospectus Dated March 30, 1997 as revised October 30,
                            1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                       Year       (at least 5 years)
                       -----      -------------------------

Edward P. Bousa        1993       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since
                                  1992.

Jeffrey J. Kobylarz    1998       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1993.
                                  Prior to May, 1993, Mr.
                                  Kobylarz was an Assistant
                                  Vice President and  analyst at
                                  Dean Witter Intercapital
                                  from July, 1989 to May, 1993.

Kenneth J. Taubes      1994       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1991.